Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Feb. 13, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share		$ 10.00	$ 10.00	$ 10.00
Warrant exercise price per share			$ 1.00
Payment of underwriting discount	$ 9,660	$ 5,520	$ 5,520
Additional fee payable		$ 9,660	$ 9,660
Warrants expiration term		5 years	5 years
Warrant exercisable price			$ 1.00
Warrants upon redemption, description		the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrants Outstanding			21,320,000
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Redemption price per share		$ 0.01	$ 0.01
Share issue price per shares		$ 18.00	$ 18.00
Warrants upon redemption, description		if, and only if, the last reported closing price of the Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.	if, and only if, the last reported closing price of the Class A ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Warrants Outstanding			7,520,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share		$ 9.20	$ 9.20
Redemption price per share		18.00	18.00
Warrant exercisable price		9.20	$ 9.20
Warrants upon redemption, description			the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price of the Warrants will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrants Outstanding			13,800,000
Public Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue price per shares		$ 9.20	$ 9.20
Percentage of equity proceeds		60.00%	60.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued	27,600,000
Sale of stock price per share	$ 10.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued		34,500,000	27,600,000
IPO [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares issued	3,600,000
Warrant
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share	$ 11.50	$ 0.0001	$ 0.0001
Warrant exercisable price	$ 11.50	$ 0.0001	$ 0.0001